Revenue	3 Months Ended
Mar. 31, 2018
Revenue.
Revenue

Note 10 – Revenue

Revenue comprises the following:

	For the three months ended
	March 31,
	2018	2017
Commodity
Gold(1)	$118.3	$122.9
Silver	23.5	24.4
Platinum-group metals(1)	9.3	10.7
Other minerals	3.0	3.8
Oil & gas	19.0	10.9
	$173.1	$172.7
Geography
Latin America	$77.1	$86.7
United States	30.6	24.0
Canada (1)	31.8	29.2
Rest of World	33.6	32.8
	$173.1	$172.7
Type
Revenue-based royalties	$45.3	$34.1
Streams(1)	103.7	116.3
Profit-based royalties	11.8	8.9
Other	12.3	13.4
	$173.1	$172.7
1	Includes $0.3 and $0.1 million of provisional price adjustments for gold and platinum-group metals, respectively, for the three months ended March 31, 2018.